Property, Plant and Equipment - Net - Summary of Property, Plant and Equipment - Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Excluding Construction in Progress Gross	$ 417,763	$ 360,461
Property, Plant and Equipment, Gross	472,175	376,914
Accumulated depreciation	(210,401)	(168,220)
Total property, plant and equipment – net	261,774	208,694
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,758	2,758
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	71,059	67,770
Capital Lease Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,021	2,021
Capital Lease Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,026	1,026
Capital Lease Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,782	3,835
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	306,036	254,570
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	24,927	22,733
Furnitures and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,689	5,409
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	465	339
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 54,412	$ 16,453